General	6 Months Ended
Jun. 30, 2026
General [Abstract]
General

Note 1 - General

A.	Incorporation and operations

SaverOne 2014 Ltd. (the “Company”) was founded in Israel on November 16, 2014 and commenced its business activity on that date (the “Inception Date”) in development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving a motor vehicle (the “SaverOne System”). Our principal executive offices are located at Em Hamoshavot Rd. 94, Petah Tikvah, 4970602 Israel.

B.	The Company’s business position

The Company is currently in the early commercialization stage and has not yet generated sufficient revenues from selling of Saverone systems and its other activities. From the Inception Date and through June 30, 2026, the Company reported losses and a negative cash flow from current operating activity. As of June 30, 2026, the Company has an accumulated deficit of NIS 224,281 and it had a comprehensive loss of NIS 24,290 for the period of six months ended June 30, 2026.

The Company plans to finance its operations through the sale of equity and/or debt and is pursuing strategic collaborations, including a non-exclusive license agreement entered on January 26, 2026, with VisionWave Holdings, Inc., an Israeli public company listed on Nasdaq (“VisionWave”), pursuant to which the Company obtained a worldwide, royalty-free license to use VisionWave’s RF technology for the development and commercialization of an RF-based platform for defense and security applications.

In addition, the agreement with VisionWave included an Exchange Agreement (the “Exchange Agreement”), pursuant to which the Company issued to VisionWave, an aggregate number of 876,644 restricted American Depositary Shares (“ADSs”), representing 37,871,020,800 ordinary shares, and VisionWave issued to the Company restricted shares of its common stock having an aggregate value of approximately with an aggregate value of approximately $4.7 million (NIS 17,387) as set forth in the Exchange Agreement. However, as of June 30, 2026, the fair value of the Company’s investment in VisionWave stock was decreased to approx. $4.74 million (NIS 14,117) and during the reporting period ended June 30, 2026, the company recognized a loss of approx. $1.1 million (NIS 3,270) from the change in fair value of such investment. Also, subsequent to the date of the interim financial statements there was an additional significant decrease in the market price of VisionWave common stock. For further information, see Note 5 and Note 9 below.

In addition, the Company is working to increase its revenues from sales of the SaverOne Systems and to reduce its operating expenses. However, there can be no assurance that the Company will succeed in implementing its plans.

In order to utilize such credit or equity facilities, the Company must comply with applicable regulatory requirements, including those related to its continued listing on the Nasdaq. There can be no assurance that the Company will be able to satisfy these requirements in the future, and failure to do so may limit the Company’s ability to access these financing arrangements or to complete them. Furthermore, there can be no assurance that the Company will succeed in obtaining the necessary financing or generating sufficient revenues from product sales to meet its current obligations and achieve its business objectives. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On June 5, 2023 (the “YA Effective Date”), the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., Cayman Islands-based hedge fund (“Yorkville”), under which the Company had the right to sell to Yorkville from time to time (each such occurrence, an “Advance”) up to $10,000 thousand (the “Commitment Amount”) of the Company’s ADSs, during a limited period of 48-months, at a price equal to 95% of the lowest of the 3 daily VWAPs.

On July 16, 2024 the Company entered into a new Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville, under which the Company had the right to sell to Yorkville from time to time up to $15,000 thousand (the “Commitment Amount”) of the Company’s ADS, during a limited period of 36-months following the execution of the New SEPA. Under the New SEPA, Yorkville advanced to the Company a principal amount of $3,000 thousand (the “Pre-Paid Advance”), evidenced by convertible promissory notes which were convertible subject to Yorkville decision into Company’s ADSs. Upon the effectiveness of the New SEPA, the previous SEPA was terminated. For further information regarding issuance of ADS under the SEPA and the New SEPA see Note 13 to the Company’s annual report for the year ended December 31, 2025.

On January 30, 2025, the Company entered into securities purchase agreements with certain institutional investors of selling through a registered direct offering an aggregate of 195,428,970 ordinary shares (represented by 4,525 ADSs) together with unregistered warrants for gross amount of $1,520 thousand (approximately NIS 5,487). The net amount received under such agreement was NIS 4,900

On October 30, 2025, the Company entered into a new Standby Equity Purchase Agreement (the “SEPA III”) with Yorkville, under which the Company has the right to sell to Yorkville from time to time up to $50,000 thousand (the “Commitment Amount”) of the Company’s ADSs during a limited period of 36 months following the execution of the SEPA III. Under the SEPA III, Yorkville advanced to the Company a principal amount of $1,500 thousand which was evidenced by a promissory note (the “Promissory Note”). The Promissory Note bears interest at an annual rate of 8% and was issued with a 3% purchase discount. After deducting the original issue discount and legal fees, the net cash received by the Company amounted to approximately $1,430 thousand (approx. NIS 4,650). The Promissory Note was required to be repaid in cash or through issuance of ADSs pursuant to Advances under the SEPA III. Upon the effectiveness of the SEPA III, the New SEPA was terminated. As of June 30, 2026, the Promissory Note had been fully repaid. during the six months ended on June 30, 2026 the Company sold and issue to Yorkville under SEPA III, 53,687,275,200 ordinary shares represented by 1,242,761, ADSs for total gross proceeds of $6.4 million (approximately NIS 19.5 million). Of the total proceeds, $4,948 thousand (approximately NIS 15,011) were received in cash, and the remaining $1,492 thousand (approximately NIS 4,540) were applied toward the repayment of the principal and accrued interest under the Promissory Note, which was fully repaid as of June 30, 2026. As of June 30, 2026 an amount of $2.8 million (NIS 8,381) of the proceeds from such ADS issuance was presented as a short term current asset. Such amount was repaid in cash on July 1, 2026.

Since October 28, 2024, the Company effected several change in the ADS ratio with the most recent change occurred on February 25, 2026, the Company effected a change in the ADS ratio from one (1) ADS representing ten thousand eight hundred (10,800) Ordinary Shares, to one (1) ADS representing forty three thousand two hundred (43,200) Ordinary Shares. All ADS numbers in the financial statements were adjusted to reflect the most recent change in the ADS ratio.

C.	The impact of Regional Armed Conflict in Israel and Middle East

Beginning on October 7, 2023, following the attack on the State of Israel by the terrorist organization Hamas and the subsequent hostilities involving additional regional parties, the State of Israel declared a state of war and launched military operations to protect its residents and borders. The war has, at times, had a significant impact on economic and business activity in Israel and has affected the operational continuity of businesses throughout the country.

During 2024 and 2025, Israel continued military operations in various regions, including the Gaza Strip and against Iranian-related threats. Although ceasefire arrangements were reached from time to time, geopolitical and security risks in the region remained.

During the first half of 2026, regional tensions continued. In February 2026, military activity involving United stated, Israel, Iran and additional regional parties resulted in a temporary state of emergency in Israel and certain restrictions on economic activity. These restrictions were gradually lifted during March 2026.

The Company’s management is continuously monitoring developments of the conflict in the region and acting in accordance with the directives of the various authorities. To date, management believes that the conflict did not have significant adverse effect on the company’s ability to access to financing arrangements, however the conflict might had an adverse effect on the company ability to achieve certain of its business targets on a timely manner, as expected by management (see also Note 1B above). Since these are events characterized by uncertainty, among other things, regarding the date of the end of the war and the indirect effects that may be caused by it, as of the date of approval of the interim condensed financial statements by the Board of Directors, since this is an event beyond the Company’s control and characterized by uncertainty, inter alia as to when the War will end, the Company is unable to predict the intensity of the War impact on the Company’s financial condition and its operations results.